Schedule of Assets (Held at End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	56-0578072
Plan number	003
Current Value	$ 9,052,799,579
Notes receivable from participants	$ 105,921,541	$ 97,708
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Employer-Related Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,095,315,796
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,616,212,323
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,795,309
Capital Preservation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	321,476,151
Separately Managed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	321,476,151
Investment, Identifier [Axis]: Dodge & Cox Income X Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,795,309
Investment, Identifier [Axis]: Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,239,800
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,943,077
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund E
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,966,768
Investment, Identifier [Axis]: Galliard SA Intermediate Core Fund J
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,896,474
Investment, Identifier [Axis]: Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	110,709,054
Investment, Identifier [Axis]: Lowe’s Companies, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,095,315,796
Investment, Identifier [Axis]: SEI Trust Company Short-Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,720,978
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,135,184
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,630,890
Investment, Identifier [Axis]: State Street S&P 500 Index Securities Lending Series Fund Class II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	238,547,592
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class XIV
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,207,545
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	185,702,133
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	456,805,009
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	696,087,479
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	781,006,854
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	702,168,436
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	752,024,434
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	756,257,325
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	392,829,881
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	244,004,180
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	145,939,712
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,986,302
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,712,434
Investment, Identifier [Axis]: WTC-CIF II International Opportunities Series II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,166,933